Significant Estimates And Judgments	12 Months Ended
Jan. 31, 2019
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Significant Estimates And Judgments

3.	SIGNIFICANT ESTIMATES AND JUDGMENTS

The preparation of these consolidated financial statements in accordance with the Company’s accounting policies requires management to make estimates and judgments that can affect the reported amounts of assets and liabilities, related amounts of revenues and expenses, other comprehensive income and disclosures made.

a)	Significant estimates in applying the Company’s accounting policies

The Company’s best estimates are based on the information, facts and circumstances available at the time estimates are made. Management uses historical experience and information, general economic conditions and trends, as well as assumptions regarding probable future outcomes as the basis for determining estimates. Estimates and their underlying assumptions are reviewed periodically and the effects of any changes are recognized immediately. Actual results could differ from the estimates used and such differences could be significant.

The Company’s annual operating budget and operating budget revisions performed during the year (collectively “Budget”) and the Company’s strategic plan comprise fundamental information used as a basis for some significant estimates necessary to prepare these consolidated financial statements. Management prepares the annual operating budget and strategic plan each year using a process whereby a detailed one-year budget and three-year strategic plan are prepared by each entity and then consolidated.

Cash flows and profitability included in the Budget are based on the existing and future expected sales orders, general market conditions, current cost structures, anticipated cost variations and current agreements with third parties. Management uses the annual operating budget information as well as additional projections or assumptions to derive the expected results for the strategic plan and periods thereafter.

The Budget and the strategic plan are approved by management and the Board of Directors. Management then tracks performance as compared to the Budget. Significant variances in actual performance are a key trigger to assess whether certain estimates used in the preparation of financial information must be revised.

Management needs to rely on estimates in order to apply the Company’s accounting policies and considers that the most critical ones are the following:

Estimating the net realizable value of inventory

The net realizable value of materials and work in progress is determined by comparing inventory components and value with production needs, current and future product features, expected production costs to be incurred and the expected profitability of finished products. The net realizable value of finished products and parts and accessories is determined by comparing inventory components and value with expected sales prices, sales program and new product features.

Estimating the useful life of tooling

Tooling useful life is estimated by product line based on their expected physical life and on the expected life of the product platform they are related to.

Estimating the fair value of Net assets acquired in business combinations

The acquisition method, which requires significant estimates and judgments, is used to record business combinations. As part of the allocation process, estimated fair values are assigned to the Net assets acquired, including trademark and dealer network. The estimation is based on the Company’s expectations with respect to future cash flows, economic conditions and discount rate. The excess of the purchase consideration over the estimated fair value of the Net assets acquired is then assigned to goodwill.

Estimating impairment on property, plant and equipment and intangible assets

Management assesses the value in use of property, plant and equipment and intangible assets mainly at groups of CGU level using a discounted cash flow approach by product line based on annual budget and strategic plan process. When the Company acquired the recreational products business from Bombardier Inc. in 2003, trademarks and goodwill were recorded as part of the business acquisition. Trademarks of $136.0 million and goodwill of $114.7 million were related to this transaction as at January 31, 2019 and 2018 and February 1, 2017 respectively. In addition, trademarks of $63.5 million and goodwill of $53.5 million were recorded following the acquisition of Alumacraft and Triton (as defined thereafter).

Trademarks impairment test

For the purpose of impairment testing, Ski-Doo®, Sea-Doo®, Evinrude®, Alumacraft® and Manitou® trademarks are allocated to their respective CGU. As at January 31, 2019, the carrying amount of trademarks amounting to $199.8 million is related to Ski-Doo, Sea-Doo, Evinrude, Alumacraft and Manitou for $63.5 million, $59.1 million, $13.4 million, $25.6 million and $38.2 million respectively. As at January 31, 2018 and February 1, 2017, the carrying amount of trademarks amounting to $136.0 million was related to Ski-Doo, Sea-Doo and Evinrude for $63.5 million, $59.1 million and $13.4 million respectively.

Recoverable amount

The Company determines the recoverable amount of these trademarks separately using value-in-use calculation. Value in use uses cash flow projections from the Company’s one-year budget and three-year strategic plan, with a terminal value calculated by discounting the final year in perpetuity. The figures used as the basis for the key assumptions in the value-in-use calculation includes sales volume, sales price, production costs, distribution costs and operating expenses as well as discount rates. This information represents the best available information as at the date of impairment testing. The estimated future cash flows are discounted to their present value using a pre-tax discount rate of 10.9% to 15.0%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the product line tested. In assessing value in use, growth rates between 0.0% and 1.3% were used to calculate the terminal value of the Ski-Doo®, Sea-Doo® and Evinrude® trademarks. The Company performs sensitivity analysis on the cash flows and growth rate in order to confirm that the trademarks are not impaired.

Goodwill impairment test

For the purpose of impairment testing, goodwill of $114.7 million created in 2003 was allocated to the group of CGU representing all the Company’s product lines as at January 31, 2019 and 2018 and February 1, 2017 respectively. For the purpose of impairment testing as at January 31, 2019, goodwill of $21.1 million related to Alumacraft (as defined thereafter) acquisition and $32.4 million related to Triton (as defined thereafter) acquisition was allocated to their respective CGU.

Recoverable amount

The group of CGUs’ recoverable amount is based on a value-in-use calculation using cash flow projections, which takes into account the Company’s one-year budget and three-year strategic plan, with a terminal value calculated by discounting the final year in perpetuity. These figures used as the basis for the key assumptions in the value-in-use calculation includes sales volume, sales price, production costs, distribution costs and operating expenses as well as discount rates. This information represents the best available information as at the date of impairment testing. The estimated future cash flows are discounted to their present value using a pre-tax discount rate of 10.9%. In assessing value in use, a growth rate of 0.3% was used to calculate the terminal value. The Company performs sensitivity analysis on the cash flows and growth rate in order to confirm that goodwill is not impaired.

Estimating recoverability of deferred tax assets

Deferred tax assets are recognized only if management believes it is probable that they will be realized based on annual budget, strategic plan and additional projections to derive the expected results for the periods thereafter.

Estimating provisions for product regular warranty, product liability, sales program and restructuring

The regular warranty cost is established by product and recorded at the time of sale based on management’s best estimate, using historical cost rates and trends. Adjustments to the regular warranty provision are made when the Company identifies a significant and recurring issue on products sold or when costs and trend differences are identified in the analysis of warranty claims.

The product liability provision at period end is based on management’s best estimate of the amounts necessary to resolve existing claims. In addition, the product liability provision at the end of the reporting period includes incurred, but not reported claims based on average historical cost information.

Sales program provision is estimated based on current program features, historical data and expected retail sales for each product line.

Restructuring provision is initially estimated based on restructuring plan estimated costs in relation with the plan features approved by management. Restructuring provision is reviewed at each period end in order to take into account updated information in relation with the realization of the plan. If necessary, the provision is adjusted accordingly.

Estimating the discount rates used in assessing defined benefit plan expenses and liability

In order to select the discount rates used to determine defined benefit plan expenses and liabilities, management consults with external actuarial firms to provide commonly used and applicable discount rates that are based on the yield of high quality corporate fixed income investments with cash flows that match expected benefit payments for each defined benefit plan. Management uses its knowledge and comprehension of general economic factors in order to conclude on the accuracy of the discount rates used.

b) Significant judgments in applying the Company’s accounting policies

Management needs to make certain judgments in order to apply the Company’s accounting policies and the most significant ones are the following:

Impairment of property, plant and equipment and intangible assets

The Company operates using a high level of integration and interdependency between design, development, manufacturing and distribution operations. The cash inflows generated by each product line require the use of various assets of the Company, limiting the impairment testing to be done for a single asset. Therefore, management performs impairment testing by grouping assets into CGUs.

Functional currency

The Company operates worldwide, but its design, development, manufacturing and distribution operations are highly integrated, which require significant judgements from management in order to determine the functional currency of each entity using factors provided by IAS 21 “The Effects of Changes in Foreign Exchange Rates”. Management established an accounting policy where the functional currency of each entity is deemed to be its local currency unless the assessment of the criteria established by IAS 21 to assess the functional currency leads to the determination of another currency. IAS 21 criteria are reviewed annually for each entity and are based on transactions with third-parties only.